Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Mar. 23, 2025	May 09, 2023	Apr. 18, 2023	Mar. 23, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Line items]
Aggregate purchase price paid				$ 291,000
Convertible notes					$ 328,981	$ 324,395	$ 323,528
HH Notes
Convertible Notes [Line items]
Conversion price in ordinary shares					$ 1.89
HH Notes | American Depositary Shares
Convertible Notes [Line items]
Lowest potential reset price March 2025					28.2
Conversion price in ordinary shares due to ADS ratio change					37.8
Lowest potential reset price March 2025					28.2
U.S. Notes | American Depositary Shares
Convertible Notes [Line items]
Lowest potential reset price March 2025					27.2
Conversion price in ordinary shares due to ADS ratio change					36.2
Lowest potential reset price March 2025					27.2
Hillhouse | Swedish Notes
Convertible Notes [Line items]
Aggregate principal amount of convertible debt		$ 15,000
Hillhouse | HH Notes
Convertible Notes [Line items]
Convertible debt original discount rate		3.00%
Convertible notes premium rate to the last reported sale price of company Ads		17.00%
Convertible notes		$ 35,000
Convertible notes in financing after reflecting original issue of discount		$ 34,000
Hillhouse | HH Notes | American Depositary Shares
Convertible Notes [Line items]
Lowest potential reset price March 2025		$ 2.52
Ordinary Shares | HH Notes
Convertible Notes [Line items]
Lowest potential reset price March 2024 before customary anti dilution adjustments					1.89
9.25% Convertible Senior PIK Notes due 2028
Convertible Notes [Line items]
Aggregate principal amount of convertible debt			$ 300,000	$ 300,000
Convertible debt interest rate			9.25%	9.25%
Convertible debt original discount rate				3.00%
Convertible notes interest rate				9.25%
Convertible notes interest rate, payable description				payable semi-annually in arrears in cash or in payment-in-kind, at the Company’s option, on April 15 and October 15 of each year
Convertible notes interest rate, payable start date				Oct. 15, 2023
Convertible notes, maturity date				Sep. 14, 2028
Lowest potential reset price March 2025				$ 2.41
Lowest potential reset price March 2024					1.81
Conversion of the convertible notes if the last reported sale price of the company ADSE equals or exceeds 200%				200.00%
9.25% Convertible Senior PIK Notes due 2028 | Swedish Notes
Convertible Notes [Line items]
Lowest potential reset price March 2025					1.36
9.25% Convertible Senior PIK Notes due 2028 | U.S. Notes
Convertible Notes [Line items]
Conversion price, terms of description	The conversion price of the U.S. Notes was reset again on March 23, 2025, to $27.20.
9.25% Convertible Senior PIK Notes due 2028 | Existing Shareholders, Nativus Company Limited, Verlinvest and Blackstone Funds
Convertible Notes [Line items]
Aggregate principal amount of convertible debt				$ 200,100
9.25% Convertible Senior PIK Notes due 2028 | Institutional Investors
Convertible Notes [Line items]
Aggregate principal amount of convertible debt				$ 99,900
9.25% Convertible Senior PIK Notes due 2028 | Ordinary Shares | U.S. Notes
Convertible Notes [Line items]
Lowest potential reset price March 2024 ratio change from ordinary shares to ADS					$ 1.81